Finance Income and Finance Costs (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2019, 2020 and 2021 consist of the following:

	Yen (millions)
	2019	2020	2021
Interest income:
Financial assets measured at amortized cost	¥46,862	¥47,679	¥18,146
Financial assets measured at fair value through other comprehensive income	323	249	196
Financial assets measured at fair value through profit or loss	1,433	1,484	1,463

Total	48,618	49,412	19,805

Interest expense:
Financial liabilities measured at amortized cost	(13,217)	(15,624)	(12,269)
Other	—	(9,065)	(1,608)

Total	(13,217)	(24,689)	(13,877)

Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	5,056	5,169	3,372
Financial assets measured at fair value through profit or loss	21	25	0
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(54,897)	(19,270)	15,102
Gains (losses) on foreign exchange	31,266	(24,942)	(26,163)
Other	7,331	6,373	(17,128)

Total	(11,223)	(32,645)	(24,817)

Total	¥24,178	¥(7,922)	¥(18,889)